Report of directors financial review risk report - Assets held for sale (Details) - Debt instruments measured at amortised cost - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 487,895	£ 460,163
Gross carrying amount | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	95,357	98,048
Gross carrying amount | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	1,575	887
Gross carrying amount | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	96,932	98,935
Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(729)	(925)
Allowance for ECL | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	(673)	(861)
Allowance for ECL | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(3)	(3)
Allowance for ECL | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	£ (676)	£ (864)